Exit or Disposal Activities Exit or Disposal Activities (Textuals) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 store facility	Dec. 31, 2012 store	Dec. 31, 2011 store
Exit or Disposal Activities (Textual) [Abstract]
Number of facilities closed	5
Stores and branches closed	16	19	22
Provisions in cost of goods sold or SG&A	$ 4,619,000	$ 7,676,000	$ 1,434,000
Adjustments to prior provisions for qualified exit costs	63,000	(4,942,000)	(900,000)
Reductions in carrying value of property plant and equipment			3,263,000
Global Finishes Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	278,000	7,363,000	913,000
Consumer Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	598,000	0	339,000
Paint Stores Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	1,004,000	313,000	182,000
Latin America Coatings Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	123,000	0	0
Facilities Closed Down Prior to 2013 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Adjustments to prior provisions for qualified exit costs	$ 2,679,000